Net Income (Loss) Per Share	12 Months Ended
Oct. 31, 2013
Earnings Per Share [Abstract]
Net Income (Loss) Per Share
Net Income (Loss) Per Share
The following is a reconciliation of the numerators and denominators of the net income (loss) per share computations for the periods presented:

	Years ended October 31,
	2013	2012	2011
Net income (loss) attributable to OCC (numerator)	$(42,837)	$2,749,317	$666,316
Shares (denominator)	5,784,545	6,455,817	6,304,776
Basic and diluted net income (loss) per share	$(0.01)	$0.43	$0.11

There were no stock options that could potentially dilute net income per share in the future that were not included in the computation of diluted net income per share for the years ended October 31, 2013 and 2012.
Stock options that could potentially dilute net income per share in the future that were not included in the computation of diluted net income per share (because to do so would have been antidilutive for the periods presented) totaled 131,388 for the year ended October 31, 2011.
Unvested shares as of October 31, 2013 totaling 594,518, were not included in the computation of basic and diluted net loss per share for the year ended October 31, 2013 (because to include such shares would have been antidilutive, or in other words, to do so would have reduced the net loss per share for those periods).